Other reserves - Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Other reserves	£ (882)	£ (77)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	3,587	3,671
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,635)	(1,366)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(3,797)	(3,707)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(702)	(240)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,665	£ 1,565